Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Future Minimum Payments on Operating Leases

The future minimum payments on operating leases for each of the next five years and in the aggregate amount to the following:

2026	384,617
2027	245,556
2028	171,792
2029	148,450
2030	197,933

Total lease payments	1,148,348
Less: present value discount	(94,404)
Total operating lease liabilities	1,053,944
Less current portion	346,953
Long term portion	706,441